Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Entity registrant name	UBS Group AG
Entity central index key	0001610520
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,341,581,714
Document type	20-F
Document period end date	Dec. 31, 2025
Amendment flag	false
Document fiscal year focus	2025
Document fiscal period focus	FY
Entity emerging growth company	false
Entity shell company	false
Entity interactive data current	Yes
Auditor name	Ernst & Young Ltd
Auditor firm ID	1460
Auditor location	Basel, Switzerland
Icfr auditor attestation flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address Address Line 1	Bahnhofstrasse 45
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	CH-8001
Entity Address Country	CH
Entity File Number	1-36764
Entity Incorporation State Country Code	V8
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fin Stmt Error Correction Flag	false
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	David Kelly
Entity Address Address Line 1	Uetlibergstrasse 231
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	8045
Entity Address Country	CH
City Area Code	203
Local Phone Number	719-5427